Unaudited Consolidated Statement of Changes in Total Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Equity based compensation, net of withholding tax		$ 400			$ 500
Common Stock, Dividends, Per Share, Declared	$ 0.25	$ 0.25	$ 0.19	$ 0.19	$ 0.19	$ 0.14
Preferred units Series A ($0.5625 per unit)
Preferred Stock, Dividends Per Share, Declared	0.5625	0.5625	0.5625	0.5625	0.5625	0.5625
Preferred units Series B ($0.5313 per unit)
Preferred Stock, Dividends Per Share, Declared	$ 0.5313	$ 0.5313	$ 0.5313	$ 0.5313	$ 0.5313	$ 0.5313